Restricted Bank Deposits - Summary of Restricted Bank Deposits (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of restricted bank deposits [Line Items]
Restricted bank deposits, Non-current assets	¥ 6,504	¥ 4,528
Restricted bank deposits, Current assets	691	197
Restricted bank deposits, Total	7,195	4,725
Statutory deposit reserves [member]
Disclosure of restricted bank deposits [Line Items]
Restricted bank deposits, Non-current assets	3,453	4,527
Restricted bank deposits, Total	3,453	4,527
Deposited customer reserves [member]
Disclosure of restricted bank deposits [Line Items]
Restricted bank deposits, Non-current assets	3,047
Restricted bank deposits, Total	3,047
Pledged bank deposits [member]
Disclosure of restricted bank deposits [Line Items]
Restricted bank deposits, Non-current assets	4	1
Restricted bank deposits, Current assets	691	197
Restricted bank deposits, Total	¥ 695	¥ 198